Non-Cash Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Non-Cash Expenses [Abstract]
Schedule of Non-Cash Expenses

The following table details the Company’s non-cash expenses included in the accompanying statements of operations:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022
Operating expenses:
Stock-based compensation	$332,761	$434,956	$670,362	$891,379
Depreciation & amortization	607	32,244	64,395	65,044
Subtotal	$333,368	$467,200	$734,757	$956,423

Other expense:
Amortization of debt discount	—	—	—	8,350
Subtotal	$—	$—	$—	$8,350
Total non-cash expenses	$333,368	$467,200	$734,757	$964,773
The following table details the Company’s non-cash expenses included in the accompanying statements of operations:
	For the Years Ended December 31,
	2022	2021
Operating expenses:
Stock-based compensation	$1,663,911	$2,543,712
Depreciation & amortization	99,247	140,914
Subtotal	$1,763,158	$2,684,626

Other expense:
Amortization of debt discount	8,350	31,687
Subtotal	$8,350	$31,687
Total non-cash expenses	$1,771,508	$2,716,313